Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Finite lived intangible assets amortization method			straight line
Weighted average useful life for favorable lease terms chartered out			8 years 8 months 12 days
Acceleration of intangible asset	$ 0	$ (3,205)	$ (22,063)	$ (3,205)
Navios Pollux
Acceleration of intangible asset			22,010
Navios Melodia
Write-off of intangible asset			3,205
Two vessels
Acceleration of intangible asset			$ 53